Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.4%
	Aerospace/Defense—1.3%
$ 21,175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 21,884,362
16,525,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	16,834,679
19,150,000	TransDigm, Inc., Sr. Sub. Note, 6.875%, 5/15/2026	19,872,051
13,000,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	12,368,720
31,150,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	29,956,955
17,925,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 5.500%, 11/15/2027	18,043,753
7,675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 7.500%, 3/15/2027	7,973,135
	TOTAL	126,933,655
	Airlines—0.4%
24,475,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	25,097,032
16,100,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	16,509,906
	TOTAL	41,606,938
	Automotive—5.9%
37,500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	37,808,250
2,350,000	Adient US LLC, 144A, 9.000%, 4/15/2025	2,492,810
1,550,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	1,598,856
5,895,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	6,122,930
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	14,778,975
575,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	557,997
1,700,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	1,626,186
2,850,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	2,949,679
3,800,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	3,957,662
36,475,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	35,289,562
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,875,500
4,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	4,748,410
7,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	7,764,880
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	30,685,986
30,300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	30,511,948
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	24,285,044
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	12,030,905
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,792,234
12,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	13,113,479
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	9,691,641
29,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	31,589,979
15,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	16,476,633
29,900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	30,843,943
11,775,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	12,136,493
8,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	8,450,766
31,475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	32,763,114
28,675,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	28,710,844
945,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	978,032
80,125,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	83,886,468
55,950,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	54,857,856
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	25,743,749
	TOTAL	580,120,811
	Building Materials—2.9%
1,575,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	1,482,469
8,650,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,483,055
11,925,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	12,334,922

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 40,975,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	$ 39,031,146
33,675,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	32,542,341
20,725,000		Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	20,160,658
8,625,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	8,875,944
4,400,000		MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	4,366,296
23,575,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	22,933,878
13,150,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	12,903,372
18,775,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	17,207,569
21,650,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	20,714,395
6,250,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	6,178,125
32,675,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	32,968,095
24,050,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	24,706,325
16,050,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	16,308,646
		TOTAL	281,197,236
		Cable Satellite—8.2%
11,950,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,157,034
2,138,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,190,916
19,625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	18,944,405
9,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,670,076
51,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	49,387,864
8,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	8,134,425
31,525,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	30,788,576
4,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,882,803
38,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	37,833,604
6,225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	6,134,084
13,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	13,326,999
13,250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	13,599,138
8,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	8,873,910
11,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	11,961,108
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	4,043,730
26,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	24,663,937
25,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	23,847,603
25,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	22,619,909
23,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,285,859
40,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	37,957,919
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,215,250
25,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	26,693,105
21,925,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	22,058,742
8,100,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	7,766,239
8,050,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	8,120,116
14,700,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	14,228,718
21,050,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	21,698,445
22,775,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	19,903,414
17,550,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	16,569,482
14,100,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	6,168,609
11,850,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	5,348,379
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	3,520,618
6,050,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,815,290
20,300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	18,812,924
12,325,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	11,944,589
25,800,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	24,619,521
5,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,725,580
18,525,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	19,253,032
38,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	39,770,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 40,275,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	$ 39,966,695
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	14,190,812
9,575,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	9,114,203
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,052,905
12,775,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	11,856,478
19,950,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	19,094,344
14,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	14,033,256
5,275,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,012,991
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,683,568
33,550,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	34,535,699
	TOTAL	809,076,903
	Chemicals—2.9%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,955,672
3,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	3,214,883
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,765,935
18,875,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	19,197,432
18,025,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	18,903,268
15,725,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	15,124,069
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	11,783,344
30,150,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	28,855,208
28,250,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	29,974,380
11,250,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	11,883,994
47,175,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	47,366,295
14,525,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	13,896,939
19,450,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	18,547,034
23,000,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	21,995,015
3,125,000	SPCM SA, 144A, 3.125%, 3/15/2027	2,991,016
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	4,231,102
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,596,254
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	13,569,187
	TOTAL	284,851,027
	Construction Machinery—0.8%
31,725,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	30,169,682
5,975,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	5,935,864
3,650,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	3,560,867
7,150,000	United Rentals North America, Inc., 3.875%, 11/15/2027	7,367,718
4,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	4,058,250
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	12,674,983
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,195,595
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,814,036
	TOTAL	77,776,995
	Consumer Cyclical Services—2.3%
20,650,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	21,230,884
13,175,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	12,508,082
62,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	66,349,770
925,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	876,544
15,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	14,981,337
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	26,626,350
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	9,131,400
55,151,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	58,034,570
22,600,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	19,462,216
	TOTAL	229,201,153

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—1.2%
$ 42,550,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	$ 42,636,376
19,650,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	18,454,789
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,547,488
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	10,230,702
22,950,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	21,734,683
13,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	12,874,346
8,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	7,909,170
3,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	3,354,327
	TOTAL	122,741,881
	Diversified Manufacturing—1.0%
1,181,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,215,107
9,250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	8,873,155
55,575,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	57,464,550
9,975,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	10,460,184
20,600,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	22,123,988
	TOTAL	100,136,984
	Finance Companies—1.8%
19,200,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	17,107,968
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	13,636,085
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,812,203
11,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	11,579,761
4,625,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	4,896,349
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,524,767
11,450,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	10,719,433
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	17,330,381
16,100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	15,349,096
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	10,593,467
35,650,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	34,587,273
17,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	16,187,080
8,575,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	8,117,224
	TOTAL	172,441,087
	Food & Beverage—2.7%
9,975,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	10,116,745
13,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	13,080,239
26,450,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	27,441,875
34,175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	36,188,197
26,275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	30,503,306
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	16,003,670
1,525,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,562,599
4,100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	3,908,858
26,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	26,035,461
9,925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	10,214,363
10,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	10,824,015
41,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	42,255,906
7,100,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	7,348,181
3,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,750,170
22,275,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	21,901,337
	TOTAL	261,134,922
	Gaming—3.9%
27,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	28,410,197
14,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	14,760,706
8,575,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	8,429,825
2,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	2,867,562
9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	8,920,723

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 2,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	$ 3,083,721
13,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	13,558,768
16,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	17,510,681
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	24,006,770
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,325,822
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,990,545
3,875,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	4,289,276
2,925,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	3,009,986
11,450,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,984,257
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,387,100
2,600,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	2,582,892
5,475,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	5,663,778
3,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	3,410,567
10,975,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	11,372,569
11,250,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	11,009,531
49,350,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	50,245,702
6,675,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	6,899,347
6,800,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	6,402,302
2,950,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	3,016,552
4,975,000	Raptor Acquistion Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	4,935,673
17,625,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	18,703,386
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	16,244,580
15,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	16,694,993
33,925,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	33,008,346
4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	4,092,052
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,196,976
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,667,891
8,300,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	8,340,255
13,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	14,024,995
10,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	10,824,293
	TOTAL	383,872,619
	Health Care—7.4%
4,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	4,069,292
3,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	3,614,093
20,500,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	19,507,492
17,575,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	17,230,706
11,700,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	11,508,706
30,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	30,730,627
17,750,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	17,071,417
5,675,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	5,482,873
5,775,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	5,567,706
11,925,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	11,371,680
32,875,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	32,557,099
11,925,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	12,009,429
3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	3,086,846
11,875,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	12,295,375
9,450,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	9,850,491
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	15,660,357
14,175,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	13,811,552
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	5,165,399
39,550,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	39,613,478
24,700,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	24,627,629
23,100,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	24,615,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 7,575,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	$ 8,228,079
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	2,232,430
1,175,000		HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,224,679
21,500,000		HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	23,431,882
12,200,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	12,493,776
8,450,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,650,561
13,850,000		LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	14,349,292
6,950,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	6,823,510
8,625,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	8,215,011
34,700,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	36,556,970
15,925,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	16,648,871
19,725,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	19,037,880
47,725,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	46,499,183
11,300,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	10,866,306
52,800,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	47,578,872
21,350,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	19,248,092
4,600,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,698,187
2,550,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	2,535,695
7,550,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	7,289,884
5,725,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	5,683,036
12,875,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	12,947,358
16,425,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	16,486,840
14,425,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	14,774,878
1,150,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,199,280
4,118,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	4,138,508
13,600,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	14,261,368
31,675,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	31,833,375
8,225,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	8,451,146
		TOTAL	725,833,133
		Health Insurance—0.8%
3,400,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	3,239,350
13,575,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	12,722,151
10,225,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	9,937,626
8,325,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	8,182,351
25,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	25,649,250
20,300,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	21,141,232
		TOTAL	80,871,960
		Independent Energy—5.2%
7,225,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	7,486,184
4,234,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	4,620,543
4,664,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	5,207,682
800,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	835,796
8,950,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	9,281,955
7,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	7,633,177
11,600,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	11,603,538
5,200,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	5,453,604
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	5,841,368
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	9,086,562
5,548,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	5,554,713
4,150,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	4,010,560
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	6,248,781
3,200,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	3,132,032
17,525,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	17,745,552
1,900,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2023	30,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	$ 165,344
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	1,393,416
2,850,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	2,976,255
10,650,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	10,603,140
25,150,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	25,915,189
17,375,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	19,834,344
3,950,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,993,292
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,981,654
10,800,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	11,189,178
6,725,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	7,037,309
1,925,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	1,942,325
2,400,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	2,529,840
3,850,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	4,154,381
2,025,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	2,415,795
10,500,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	10,286,850
6,300,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	6,245,663
3,425,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	3,522,921
5,800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	5,312,220
13,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	12,292,344
14,300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	13,606,450
2,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	2,439,794
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	14,691,583
7,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	8,495,681
14,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	17,272,525
15,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	18,629,456
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,829,288
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,670,051
9,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	11,219,347
10,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	13,629,892
3,350,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	3,387,118
14,625,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	14,904,337
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	10,224,590
4,821,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	4,874,513
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,084,705
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,503,548
12,275,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	13,126,639
12,200,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	12,373,606
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	9,095,512
4,450,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,604,237
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,707,538
9,175,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,278,265
5,950,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,950,000
7,675,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,874,972
11,375,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	12,130,471
1,300,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	1,428,031
15,150,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	15,548,824
		TOTAL	513,145,355
		Industrial - Other—1.0%
4,200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	4,128,579
700,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	692,342
4,300,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	4,547,272
2,950,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,814,285
44,900,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	41,565,277
13,700,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	14,442,129

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$ 24,975,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	$ 25,334,265
	TOTAL	93,524,149
	Insurance - P&C—5.1%
35,875,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	35,549,434
30,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	30,337,654
27,129,088	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	29,231,592
20,800,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	19,360,848
31,650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,652,690
50,425,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	48,139,487
17,725,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,011,968
25,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	24,726,141
114,950,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	118,136,989
2,125,000	NFP Corp., Sec. Fac. Bond, 144A, 4.875%, 8/15/2028	2,079,259
79,900,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	76,130,718
8,125,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	8,094,531
54,750,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	54,835,958
	TOTAL	496,287,269
	Leisure—0.6%
30,100,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	29,374,740
23,800,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,030,979
4,950,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,166,266
	TOTAL	58,571,985
	Lodging—0.4%
5,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	5,585,451
9,275,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	9,053,467
3,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,645,389
13,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,739,700
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	5,012,620
7,475,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	7,428,505
	TOTAL	44,465,132
	Media Entertainment—8.0%
19,125,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	18,425,216
14,300,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	14,434,706
4,510,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,513,946
30,875,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	29,397,014
14,100,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	13,271,273
20,620,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	21,238,188
9,825,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	4,560,519
23,700,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	6,265,688
19,075,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	18,842,285
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,320,762
15,225,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	14,625,135
20,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	21,367,283
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,500,024
7,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	7,781,610
7,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	7,424,100
62,854,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	65,823,271
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,923,230
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	9,004,875
3,750,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	3,493,631
3,600,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	3,304,683
22,675,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	21,804,507
14,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	14,326,052
7,850,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	8,083,538

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 43,700,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 43,037,726
17,650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	17,470,323
42,875,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	44,009,258
5,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	5,370,960
13,050,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	12,158,750
15,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	15,890,805
6,800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	6,803,060
12,700,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	12,742,101
4,075,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	3,841,747
5,550,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	5,329,055
5,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	5,348,455
16,600,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	16,090,380
5,825,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	5,568,292
14,950,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	14,812,684
21,850,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	22,314,531
2,775,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	2,557,551
22,625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	21,353,362
5,975,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	5,534,971
33,350,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	33,770,877
12,950,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	12,721,044
41,625,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	41,035,174
56,500,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	59,747,337
2,150,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	2,235,936
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	14,310,970
24,050,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	24,485,666
8,900,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	8,475,848
4,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	4,229,614
	TOTAL	783,978,013
	Metals & Mining—1.0%
21,500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	21,010,660
24,250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	23,805,982
17,700,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	16,909,076
1,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,561,775
6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	6,834,000
11,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	12,061,382
7,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	7,798,158
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,657,775
4,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	5,289,066
	TOTAL	101,927,874
	Midstream—6.9%
7,125,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	7,366,253
5,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	5,372,928
17,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	18,264,559
17,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	17,468,711
29,900,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	30,383,333
34,825,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	35,561,549
12,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	13,936,855
5,350,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	5,218,577
18,200,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	18,503,303
7,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	7,522,971
8,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	7,538,360
16,575,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	16,971,308
17,250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	16,871,621
17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	17,486,496

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	$ 9,566,850
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	23,275,962
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,914,045
1,373,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	1,391,563
22,075,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	22,370,805
17,800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	19,166,951
5,775,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	5,971,032
7,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	6,814,530
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	587,207
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	15,609,519
19,150,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	18,678,048
15,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	16,360,074
8,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	9,398,305
1,225,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	1,327,043
15,025,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	16,056,166
12,000,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	12,374,220
6,025,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	6,230,031
17,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	17,744,040
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	29,836,482
18,925,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	16,930,116
14,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	15,071,616
15,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	16,213,802
11,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	12,135,643
15,525,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	16,017,531
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,463,319
9,850,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	9,822,912
26,550,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	28,158,001
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,480,974
9,375,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	9,367,734
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	8,720,029
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,344,061
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,989,550
35,000,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	38,726,100
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	4,066,241
5,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	6,142,685
5,925,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	6,184,278
	TOTAL	677,974,289
	Oil Field Services—1.9%
31,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	31,630,208
31,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	31,839,790
17,075,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	16,373,644
8,850,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	8,316,389
2,775,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	2,851,160
11,525,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,558,365
8,225,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	8,276,653
12,225,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	9,524,009
27,250,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	28,025,263
33,125,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	33,677,028
	TOTAL	182,072,509
	Packaging—4.7%
33,629,354	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	34,031,225
23,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	22,472,470
35,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	35,172,247
22,050,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	21,663,353

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 17,575,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	$ 16,331,569
5,175,000		Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	4,840,540
75,000		Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	79,785
9,700,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	9,940,803
9,025,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,299,811
13,950,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	13,951,534
25,200,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	25,085,718
10,100,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,316,291
44,200,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	44,248,178
54,400,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	56,155,216
5,425,000		OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,277,467
10,700,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	11,104,460
6,775,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	6,994,950
26,475,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	28,033,054
7,300,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	7,659,452
3,125,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	2,959,375
5,950,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	5,976,537
20,175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	20,125,470
23,375,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	24,188,684
7,350,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,417,804
39,450,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	40,739,818
		TOTAL	464,065,811
		Paper—0.5%
14,275,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	14,261,439
19,541,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	20,608,232
3,625,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,487,449
13,475,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,820,721
1,025,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	985,630
1,250,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,324,356
		TOTAL	53,487,827
		Pharmaceuticals—3.3%
9,700,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	9,216,649
6,400,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,457,088
5,050,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,074,215
2,100,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	2,111,393
11,350,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	9,588,253
15,050,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	12,137,674
9,500,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	7,650,018
11,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	9,151,312
39,235,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	40,014,796
30,225,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	25,621,732
24,725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	22,287,115
20,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	21,037,284
11,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	11,689,497
11,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	11,652,899
9,825,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	9,202,193
4,723,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	4,676,880
13,500,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	9,160,155
5,325,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	5,300,612
22,550,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	22,304,656
39,700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	21,299,447
17,600,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	9,435,360
5,200,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	5,129,202
23,600,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	23,640,946

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 16,250,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	$ 15,424,500
	TOTAL	319,263,876
	Restaurant—1.4%
6,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	6,618,328
12,975,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	12,757,734
6,175,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	5,855,753
77,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	71,696,513
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,037,133
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,711,051
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	7,128,443
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	13,582,800
1,350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	1,415,927
	TOTAL	132,803,682
	Retailers—0.5%
5,825,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	6,095,600
5,525,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	5,446,324
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	5,564,076
3,850,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	3,587,488
7,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	6,995,503
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,305,934
11,850,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	12,226,771
2,425,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	2,506,480
	TOTAL	47,728,176
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,602,902
24,050,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	22,747,211
3,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	3,876,665
9,325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	9,733,388
11,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	12,643,929
	TOTAL	55,604,095
	Technology—6.9%
12,400,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	13,035,190
14,825,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	14,246,677
1,250,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,304,588
22,275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	23,201,640
3,075,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,921,358
3,300,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	3,268,386
5,500,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	5,815,012
14,700,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	14,601,216
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,867,162
4,150,000	Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	3,966,259
20,300,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	19,372,696
7,900,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	8,148,810
15,100,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	15,510,720
4,050,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	4,258,535
5,400,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	5,394,762
21,650,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	20,278,148
7,600,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	7,540,796
1,050,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,020,222
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,586,579
14,475,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	14,167,406
22,875,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	22,418,872
13,825,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	13,821,060
35,100,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	34,181,082

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 49,500,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	$ 49,456,687
15,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	15,004,500
24,225,000	NCR Corp., 144A, 5.125%, 4/15/2029	24,213,614
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	9,179,382
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	14,502,800
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,100,440
13,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	13,740,084
2,775,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	2,857,556
6,825,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,792,731
7,625,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	7,489,580
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,455,723
3,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	2,886,375
8,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	7,730,800
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,370,520
3,100,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	3,115,035
13,175,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	13,638,562
20,525,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	19,198,161
28,175,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	26,306,857
37,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	35,494,096
3,700,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	3,723,532
17,275,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	16,050,634
14,425,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	13,417,774
2,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	2,672,771
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,005,425
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	4,187,851
39,150,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	40,485,798
6,925,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	6,801,562
6,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	6,652,470
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	51,727
36,500,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	37,283,655
4,075,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	3,959,474
5,525,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	5,474,060
	TOTAL	672,227,412
	Transportation Services—0.4%
16,475,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	16,921,802
21,800,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	22,594,610
	TOTAL	39,516,412
	Utility - Electric—2.5%
15,025,000	Calpine Corp., 144A, 4.500%, 2/15/2028	14,716,987
3,650,000	Calpine Corp., 144A, 5.250%, 6/1/2026	3,719,350
16,650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	15,157,327
7,900,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,492,637
6,625,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,289,742
9,500,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,289,623
37,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	39,038,785
4,375,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,532,281
6,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,690,288
6,450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,994,114
23,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	21,991,030
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,804,371
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,311,627
1,175,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	1,180,470
2,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	2,968,939
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	11,953,612

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	$ 27,569,853
11,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	11,358,607
10,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	10,846,213
9,250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,446,979
24,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	25,168,389
		TOTAL	247,521,224
		Wireless Communications—1.0%
2,750,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,275,333
21,200,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	23,133,334
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,244,562
2,600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,980,887
8,650,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	9,352,337
2,925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	2,823,751
10,075,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	9,466,722
12,125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	11,417,627
12,375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	12,805,402
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,028,300
9,775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	9,622,217
		TOTAL	94,150,472
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,451,875,808)	9,356,112,866
		COMMON STOCKS—0.4%
	[2]	Chemicals—0.1%
246,524		Hexion Holdings Corp.	7,025,934
		Independent Energy—0.0%
1,320		Chesapeake Energy Corp.	89,984
11,351	[2,3]	Ultra Resources, Inc.	0
		TOTAL	89,984
	[2]	Media Entertainment—0.0%
141,935		iHeartMedia, Inc.	2,859,990
	[2,3]	Oil Field Services—0.3%
534,143		Superior Energy Services, Inc.	24,303,507
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,400,261)	34,279,415
	[4]	FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
9,122,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025 (IDENTIFIED COST $9,122,000)	9,874,565
	[2]	WARRANTS—0.0%
		Independent Energy—0.0%
66,846		Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	2,627,048
2,491		Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	87,758
24,152		Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	1,024,286
		TOTAL WARRANTS (IDENTIFIED COST $9,483,267)	3,739,092
		INVESTMENT COMPANY—3.7%
359,622,062		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[5] (IDENTIFIED COST $359,688,016)	359,586,099
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $9,853,569,352)	9,763,592,037
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	39,251,451
		TOTAL NET ASSETS—100%	$9,802,843,488

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$227,231,971
Purchases at Cost	$616,709,533
Proceeds from Sales	$(484,271,943)
Change in Unrealized Appreciation/Depreciation	$(40,323)
Net Realized Gain/(Loss)	$(43,139)
Value as of 1/31/2022	$359,586,099
Shares Held as of 1/31/2022	359,622,062
Dividend Income	$30,565

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and

Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$9,356,112,866	$—	$9,356,112,866
Floating Rate Loan	—	9,874,565	—	9,874,565
Warrants	3,739,092	—	—	3,739,092
Equity Securities:
Common Stocks
Domestic	9,975,908	—	24,303,507	34,279,415
Investment Company	359,586,099	—	—	359,586,099
TOTAL SECURITIES	$373,301,099	$9,365,987,431	$24,303,507	$9,763,592,037

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind